DEBT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Short Term Borrowings From Commercial Paper
Short-term debt
U.S. Commercial paper	$ 83.2	$ 131.0
Euro-Commercial paper	$ 50.1	$ 0.0
Weighted average interest rate	1.98%	2.75%
Short-Term Borrowings from Euro-Commercial Paper
Short-term debt
Maximum borrowing capacity	$ 500.0
Maturities of the notes	364 days
Covenants compliance	There are no financial covenants under this program